Gartmore Mutual Funds II, Inc.

November 3, 2004

Via Edgar Transmission
Filing Desk
U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

RE:	Gartmore Mutual Funds II, Inc. - (the “Fund”)
Rule 497(j) Filing
SEC File Nos. 333-075075, 811-9275

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), this letter serves as certification that the form of Prospectus that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in Post-Effective Amendment No. 7 filed on October 29, 2004 pursuant to Rule 485(b) under the 1933 Act (the "Post Effective Amendment") to the Registration Statement of the Fund. The text of the Post-Effective Amendment was filed with the Securities and Exchange Commission electronically.

If you have any questions concerning this filing, please do not hesitate to call me at 617-824-1212, or in my absence, contact Charles Daly at 617-824-1229.

Sincerely,
/s/	Marc L. Parsons
Marc L. Parsons